Simpson Thacher & Bartlett llp
425 lexington avenue new york, ny 10017-3954

May 30, 2023

Re:	Coller Secondaries Private Equity Fund Securities Act File No. 333-[●] Investment Company Act File No. 811-23879 Registration Statement on Form N-2

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Ladies and Gentlemen:

On behalf of Coller Secondaries Private Equity Fund (the “Fund”), we hereby transmit for filing under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Fund’s Registration Statement on Form N-2 (the “Registration Statement”).

Should members of the staff have any questions or comments concerning the Registration Statement, they should call the undersigned at (212) 455-2136.

Very truly yours,

/s/ John T. Fitzgerald

CC:	Jason Richard Alexander Elmhirst Eli Bauernfreund Frank Ochsenfeld, Esq. Rajib Chanda, Esq. Nathan Somogie, Esq. Benjamin Ruano, Esq.

BEIJING	Brussels	HONG KONG	Houston	LONDON	Los Angeles	Palo Alto	SÃO PAULO	TOKYO	Washington, D.C.